RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Frank Lonegro serves on the Board of Directors and is a member of the Audit Committee. Mr. Lonegro is the Chief Executive Officer of Landstar System, Inc. (“Landstar”), based in Jacksonville, Florida. The Company has previously utilized Landstar for shipping services including transporting large items. Most recently, Landstar was the designated vendor involved in shipping an Edge Data Center to an Amtrak site in Secaucus, New Jersey. Mr. Lonegro was not involved in the selection of his company by the Company, with which there was an existing relationship pre-dating Mr. Lonegro’s appointment to the Board of the Company. Mr. Lonegro did not participate in any Board discussions or votes relating to the selection of Landstar nor approval of the transactions with Landstar. The terms of these transactions were reviewed and approved by the management team. For the three months ended March 31, 2025 and March 31, 2024, the Company expensed $8,690 and zero , respectively, on transactions relating to Landstar. For the three months ended March 31, 2025 and March 31, 2024, the amounts owed were zero and zero , respectively, and are included in accounts payable in the accompanying balance sheets.

In the fourth quarter of 2022, the Company elected to not renew a support contract with an existing customer due to a change in focus by the Company away from its Integrated Correctional Automation System (“iCAS”) business and the limited amount of revenue expected from that business going forward. On June 29, 2023, the Company completed a transaction whereby it sold assets related to its iCAS business and a recommendation to that customer to engage with the eventual buyer going forward. The transaction was completed with a third-party buyer of which the Company’s then former and now current Chief Financial Officer is a director. The former officer, who was rehired as our CFO in May of 2024, did not participate in the transaction on behalf of the Company which was negotiated by the CEO.

In late 2024, Duos engaged with FIG to assist in FIG’s purchase of approximately 850 Mega Watts of electrical generation capacity (consisting of 30 mobile gas turbine generators) and associated equipment to support their installation and operation (“balance of plant”). In late November 2024, Sawgrass Buyer LLC, an entity formed and owned by FIG, executed an asset purchase agreement with Atlas Corporation, APR Energy Holdings Limited and a number of its wholly-owned affiliates (collectively, “APR”). Chuck Ferry, our CEO, was formerly the CEO of APR from 2018 to 2020. The transaction closed on December 31, 2024. At Closing, Sawgrass Buyer LLC entered into an Asset Management Agreement (“AMA”) with the Company under which a substantial portion of company staff, including certain members of the management team (including Mr. Ferry), would oversee operations of Sawgrass Buyer LLC. The AMA term is two years and subject to customary cancellation provisions. At closing, the Company also received a 5% non-voting equity ownership interest in Sawgrass APR Holdings, LLC (“Sawgrass Parent”), the ultimate parent company of Sawgrass Buyer LLC. As part of the transaction, certain members of the Company’s management team, including Charles Ferry, Duos’ Chief Executive Officer, and Christopher King, Duos’ Chief Operating Officer, will serve in similar positions with New APR in addition to their roles at the Company. Mr. Ferry will also be Executive Chairman and a member of the Board of New APR. Mr. Goldfarb, the Company’s CFO, will be an observer on the board of New APR but will have no executive role or management responsibilities at the new entity. The Company will continue to pay the full compensation for Mr. Ferry, Mr. King and one other employee, with New APR covering 50% of that cost.

As a result of the relationships between Duos Energy Corporation and the FIG related entities described above, Sawfrass APR Holdings LLC ("Sawgrass Parent") and New APR Energy, LLC ("New APR") are considered related parties to the Company. (See Notes 3, 5, 6 and 10 for related party balances).

In 2024, the Company borrowed $2,200,000 from two lenders that are related parties because together they hold more than 10% of the Company’s voting common stock. (See Note 7). The Company began early repayments of the loan in the amount of $1.0 million, during the first three months ended March 31, 2025.

NOTE 17 – RELATED PARTY TRANSACTIONS

Frank Lonegro serves on the Board of Directors and is a member of the Audit Committee. Mr. Lonegro is the Chief Executive Officer of Landstar System, Inc. (“Landstar”), based in Jacksonville, Florida. The Company has previously utilized Landstar for shipping services including transporting large items. Most recently, Landstar was the designated vendor involved in shipping an Edge Data Center to an Amtrak site in Secaucus, New Jersey. Mr. Lonegro was not involved in the selection of his company by the Company, with whom there was an existing relationship pre-dating Mr. Lonegro’s appointment to the Board of the Company. Mr. Lonegro did not participate in any Board discussions or votes relating to the selection of Landstar nor approval of the transactions with Landstar. The terms of these transactions were reviewed and approved by the management team. For the years ended December 31, 2024 and December 31, 2023, the Company expensed $64,686 and $33,812, respectively. As of December 31, 2024 and December 31, 2023, the amounts owed were $21,674 and $395, respectively, and are included in accounts payable in the accompanying balance sheets.

In the fourth quarter of 2022, the Company elected to not renew a support contract with an existing customer due to a change in focus by the Company away from its Integrated Correctional Automation System (“iCAS”) business and the limited amount of revenue expected from that business going forward. On June 29, 2023, the Company completed a transaction whereby it sold assets related to its iCAS business and a recommendation to that customer to engage with the eventual buyer going forward. The transaction was completed with a third-party buyer of which the Company’s then former and now current Chief Financial Officer is a director. The former officer, who was rehired as our CFO in May of 2024, did not participate in the transaction on behalf of the Company which was negotiated by the CEO (see Note 18).

In late 2024, Duos engaged with FIG to assist in FIG’s purchase of approximately 850 Mega Watts of electrical generation capacity (consisting of 30 mobile gas turbine generators) and associated equipment to support their installation and operation (“balance of plant”). In late November 2024, Sawgrass Buyer LLC, an entity formed and owned by FIG, executed an asset purchase agreement with Atlas Corporation, APR Energy Holdings Limited and a number of its wholly-owned affiliates (collectively, “APR”). Chuck Ferry, our CEO, was formerly the CEO of APR from 2018 to 2020. The transaction closed on December 31, 2024. At Closing, Sawgrass Buyer LLC entered into an Asset Management Agreement (“AMA”) with the Company under which a substantial portion of Company staff, including certain members of the management team (including Mr. Ferry), would oversee operations of Sawgrass Buyer LLC. The AMA term is two years and subject to customary cancellation provisions. At Closing, the Company also received a 5% non-voting equity ownership interest in Sawgrass APR Holdings, LLC (“Sawgrass Parent”), the ultimate parent company of Sawgrass Buyer LLC. As part of the transaction, certain members of the Company’s management team, including Charles Ferry, Duos’ Chief Executive Officer, and Christopher King, Duos’ Chief Operating Officer, will serve in similar positions with the New APR in addition to their roles at the Company. Mr. Ferry will also be Executive Chairman and a member of the Board of New APR. Mr. Goldfarb, the Company’s CFO, will be an observer on the board of New APR but will have no Executive role or management responsibilities at the new entity. The Company will continue to pay the full compensation for Mr. Ferry, Mr. King and one other employee, with APR covering 50% of that cost.

In 2024, the Company borrowed $2,200,000 from two lenders that are related parties because together they hold more than 10% of the Company’s voting common stock. (See Note 10).